UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			      WASHINGTON D.C. 20549

 				    FORM 13F-HR

				FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number: ____________
This Amendment (Check only one.): 	[  ] is a restatement.
       					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Fort Hill Capital Management, LLC
Address: 	457 Washington Street
		Duxbury, MA 02332
13F File Number: 28-13346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Alec Petro
Title: 	Member of General Partners Managing Member
Phone:	781-934-0844

Signature, Place, and Date of Signing

	/s/ Alec Petro		  Duxbury, MA	   May 15, 2012
  ------------------------- -------------------- ----------------------
	[Signature]		  [City, State]	       [Date]

Report Type: (Check only one):

[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				0
Form 13F Information Table Entry Total:			       33
Form 13F Information Table Value Total: 		$   5,994
						       (thousands)

List of Other Included Managers:

None

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             Name of Issuer               Title of Class    CUSIP     VALUE  Shares Units  Call/  Discretion   Other   Sole
								    (x$1000)		    Put		     Managers
---------------------------------------- ---------------- --------- -------- ------- ---- ------- ---------- --------- ------


APPLE INC                                COM               037833100      809    1350  SH    NULL      SOLE   NULL         1350
APPLIED MATLS INC                        COM               038222105        1   14900 NULL   CALL      SOLE   NULL        14900
AUTODESK INC                             COM               052769106      146   16000 NULL   CALL      SOLE   NULL        16000
CARNIVAL CORP                            PAIRED CTF        143658300        8   13000 NULL   CALL      SOLE   NULL        13000
CIGNA CORP                               COM               125509109      225    4562  SH    NULL      SOLE   NULL         4562
CIGNA CORP                               COM               125509109        2   30600 NULL    PUT      SOLE   NULL        30600
CISCO SYS INC                            COM               17275R102        6   16400 NULL   CALL      SOLE   NULL        16400
DARDEN RESTAURANTS INC                   COM               237194105        4   15800 NULL    PUT      SOLE   NULL        15800
DOLLAR TREE INC                          COM               256746108      322    3412  SH    NULL      SOLE   NULL         3412
EATON CORP                               COM               278058102      251    5035  SH    NULL      SOLE   NULL         5035
F5 NETWORKS INC                          COM               315616102      328    2430  SH    NULL      SOLE   NULL         2430
FORD MTR CO DEL                          COM PAR $0.01     345370860        8   14000 NULL   CALL      SOLE   NULL        14000
FORD MTR CO DEL                          COM PAR $0.01     345370860        2   14700 NULL    PUT      SOLE   NULL        14700
GENERAL MLS INC                          COM               370334104       15   10400 NULL   CALL      SOLE   NULL        10400
HOME DEPOT INC                           COM               437076102      333    6616  SH    NULL      SOLE   NULL         6616
JUNIPER NETWORKS INC                     COM               48203R104      283   12385  SH    NULL      SOLE   NULL        12385
JUNIPER NETWORKS INC                     COM               48203R104       16   14200 NULL   CALL      SOLE   NULL        14200
JUNIPER NETWORKS INC                     COM               48203R104       45   27800 NULL    PUT      SOLE   NULL        27800
NIKE INC                                 CL B              654106103      567    5228  SH    NULL      SOLE   NULL         5228
NVIDIA CORP                              COM               67066G104        1   10900 NULL    PUT      SOLE   NULL        10900
PETSMART INC                             COM               716768106      258    4511  SH    NULL      SOLE   NULL         4511
ROVI CORP                                COM               779376102      502   15428  SH    NULL      SOLE   NULL        15428
ROVI CORP                                COM               779376102       36   13300 NULL    PUT      SOLE   NULL        13300
SHERWIN WILLIAMS CO                      COM               824348106      263    2420  SH    NULL      SOLE   NULL         2420
STANLEY BLACK & DECKER INC               COM               854502101      273    3542  SH    NULL      SOLE   NULL         3542
TEEKAY SHIPPING CORP                     NULL              Y8564W103      273    7843  SH    NULL      SOLE   NULL         7843
TEREX CORP NEW                           COM               880779103       30   10500 NULL    PUT      SOLE   NULL        10500
TJX COS INC NEW                          COM               872540109      344    8670  SH    NULL      SOLE   NULL         8670
VEECO INSTRS INC DEL                     COM               922417100       30   23200 NULL   CALL      SOLE   NULL        23200
VEECO INSTRS INC DEL                     COM               922417100       16   24400 NULL    PUT      SOLE   NULL        24400
VERIZON MUNICATIONS INC                  COM               92343V104        2   25400 NULL   CALL      SOLE   NULL        25400
WESTERN DIGITAL CORP                     COM               958102105      378    9122  SH    NULL      SOLE   NULL         9122
YUM BRANDS INC                           COM               988498101      215    3027  SH    NULL      SOLE   NULL         3027



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